SCHEDULE OF PREPAYMENT AND OTHER ASSETS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits	$ 8,756	$ 8,546
Employee petty cash	999	980
Prepaid R&D supplies	48,787	162
Pending deduction of VAT on purchases	96,740	91,961
Total	$ 155,282	$ 101,649